INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Net	$ 285,879		$ 298,085
Amortization expense	$ 12,205	$ 12,477